PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets such as Center Parcs UK, Paradise Island Holdings Limited (“Atlantis”), Vintage Estates and a hotel at IFC Seoul.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	13 to 15
Furniture, fixtures and equipment	2 to 15

Significant unobservable inputs (Level 3) include estimates of replacement cost and estimates of remaining economic life.

Hospitality properties with a fair value of approximately $2.4 billion (December 31, 2016 - $1.7 billion) are situated on land held under leases or other agreements largely expiring after the year 2065.

The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Cost:
Balance, beginning of year	$5,417	$4,969
Acquisitions through business combinations	281	650
Additions	271	248
Disposals	(34)	(28)
Foreign currency translation	262	(422)
Reclassification to assets held for sale(1)	(746)	—
	5,451	5,417
Accumulated fair value changes:
Balance, beginning of year	659	585
Revaluation gains, net	55	74
Reclassification to assets held for sale(1)	42	—
	756	659
Accumulated depreciation:
Balance, beginning of year	(719)	(531)
Depreciation	(267)	(231)
Disposals	22	22
Foreign currency translation	(8)	21
Reclassification to assets held for sale(1)	222	—
	(750)	(719)
Total property, plant and equipment	$5,457	$5,357

(1)	In the fourth quarter of 2017, the Hard Rock Hotel and Casino was reclassified to assets held for sale. See Note 15, Assets Held For Sale for more information.